Acquisitions and disposals of subsidiaries	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Acquisitions and disposals of subsidiaries
6.	Acquisitions and disposals of subsidiaries
The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for the year ended 31 December 2021 and 31 December 2020:

Million US dollar	2021 Acquisitions	2020 Acquisitions	2021 Disposals	2020 Disposals
Non-current assets
Property, plant and equipment	2	149	(5)	—
Intangible assets	—	162	—	—
Investments in associates	—	(7)	—	—

Current assets
Inventories	—	33	(7)	—
Trade and other receivables	1	9	(6)	—
Cash and cash equivalents	5	5	(5)	—

Non-current liabilities
Interest-bearing loans and borrowings	—	(74)	—	—
Trade and other payables	—	(34)	—	—
Deferred tax liabilities	—	(6)	—	—

Current liabilities
Interest-bearing loans and borrowings	—	(4)	—	—
Trade and other payables	(5)	(59)	10	—

Net identifiable assets and liabilities	3	174	(13)	—

Non-controlling interest	—	—	—	—

Goodwill on acquisitions and goodwill disposed of	—	185	—	—
Loss/(gain) on disposal	—	—	1	—
Consideration to be (paid)/received	—	(14)	—	—
Net cash paid/(received) on prior years acquisitions/(disposals)	453	170	—	—

Consideration paid/(received)	456	515	(12)	—

Cash (acquired)/disposed of	(5)	(5)	5	—

Net cash outflow / (inflow)	451	510	(7)	—

On 1 June 2020, AB InBev completed the divestiture of CUB to Asahi – see Note 21
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
On 30 September 2020, AB InBev completed the acquisition of the remaining 68.8% shares of Craft Brew Alliance for the net consideration of 0.2 billion US dollar and hence obtained 100% control over the acquiree.
The company undertook a series of additional acquisitions and disposals during 2021 and 2020, with no significant impact in the company’s consolidated financial statements.